Stockholder's Deficit (Details Textual) - Entity [Domain] - Equity Component [Domain] - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Nov. 12, 2013	Dec. 18, 2014	Aug. 29, 2014	Mar. 21, 2014	May. 22, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Oct. 20, 2014	Feb. 14, 2014	Jan. 07, 2014	May. 17, 2013	Mar. 04, 2013
Stockholder Equity Note [Line Items]
Authorized value of rights offering											$ 3,000,000		$ 2,800,000		$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										0.11901		0.28673		0.18776
Class of warrant or right issued gross value received		$ 3,000,000		$ 2,100,000	$ 3,000,000
Class of warrant or right issued net value received		1,100,000		581,000	1,400,000
Represents repayment of accrued interest on senior secured note		64,000		61,000	46,800
Debt Instrument, Fee Amount					104,000
Reimbursement of legal fee		$ 75,000			$ 100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.33	$ 0.45	$ 0.60		$ 0.30		$ 0.60
Class Of Warrant Or Right Issued Shares		5,000,000			5,000,000
Repayments of Senior Debt, Total		$ 1,750,000		$ 1,500,000	$ 1,300,000	$ 0	$ 1,500,000	$ 3,250,000	$ 1,300,000
Subscription Rights Percentage				77.00%
Legal Fees				$ 128,000
Stock Issued During Period, Shares, New Issues				7,140,823				36,570
Amortization of Debt Discount (Premium)	$ 195,000		$ 178,000		$ 204,000	$ 0	$ 142,000	$ 320,000	$ 257,000